Financial Instruments (Details 8) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Debentures	$ 612,012	$ 450,550
Loans from banks and other financial institutions	1,996,137	1,702,925
Carrying Value [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures	616,334	454,091
Loans from banks and other financial institutions	1,254,996	1,305,642
Liability in respect of deferred consideration arrangement	2,480	2,591
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Debentures	601,511	430,889
Loans from banks and other financial institutions	1,018,890	876,561
Liability in respect of deferred consideration arrangement	$ 2,562	$ 3,019